Schedule of Prepayments and Other Receivables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Prepayments And Other Receivables
Bitcoin project in Kazakhstan	$ 141,520
Prepayments for machines	3,334,784	2,374,700
Others	10,319	10,276
Prepayments and other receivables	$ 3,486,623	$ 2,384,976